First Trust Mid Cap Growth AlphaDEX Fund Expense Example, No Redemption - First Trust Mid Cap Growth AlphaDEX Fund - First Trust Mid Cap Growth AlphaDEX Fund	Jul. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 75
Expense Example, No Redemption, 3 Years	233
Expense Example, No Redemption, 5 Years	406
Expense Example, No Redemption, 10 Years	$ 906